Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013 Predecessor
Security deposits on aircraft, deferred overhaul rentals and other customer deposits
Security deposits paid by lessees	$ 743,969	$ 1,065,719
Deferred overhaul rentals		882,422
Rents received in advance and straight-line rents		460,785
Other customer deposits		229,068
Total		2,637,994
Accrued maintenance liability	2,726,834
Deferred revenue	$ 249,193